UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR/A


			FORM 13F-HR/A COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [x]; Amendment Number: 2
This Amendment (Check only one.):
     [x] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR/A File Number: 28-____________

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	October 2, 2008
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F/A NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F/A COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR/A SUMMARY PAGE


Report Summary:
Confidential information has been omitted from the public Form 13F-HR/A report. A complete list of the securities holdings of the filer, along with a Request for Confidentiality, exempting the filer from the filing requirement,has been filed separately with the Commission.

Number of Other Included Managers:	0

Form 13F-HR/A Information Table Entry Total:		8

Form 13F-HR/A Information Table Value Total: 		211,157
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR/A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]















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NAME OF ISSUER                    TITLE OF    CUSIP      VALUE           SH OR  INVESTMENT    OTHER      VOTING
                                    CLASS             (x$1000)         PRN AMT  DISCRETION   MANAGERS  AUTHORITY

DWS GLOBAL COMMODITIES STK F         COM    23338Y100       383      18,872 SH     SOLE        NONE        0
BLACKROCK ENH CAP & INC FD I         COM    09256A109     3,812     219,190 SH     SOLE        NONE        0
CLAYMORE RAYMOND JAMES SBI E         COM    183833102     3,935     225,400 SH     SOLE        NONE        0
PIONEER MUN & EQUITY INCOME          COM    723761102       129      10,700 SH     SOLE        NONE        0
FORT DEARBORN INCOME SECS IN         COM    347200107    20,727   1,483,700 SH     SOLE        NONE        0
RIVUS BOND FUND                      COM    769667106     4,503     268,500 SH     SOLE        NONE        0
CORNERSTONE PROGRESSIVE RTN          COM    21925C101   146,034   9,059,765 SH     SOLE        NONE        0
BOULDER GROWTH & INCOME FUND         COM    101507101    31,634   4,298,155 SH     SOLE        NONE        0


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